UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: November 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Footprints Discover Value Fund

(DVALX)

ANNUAL REPORT

NOVEMBER 30, 2018

Beginning in 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at 1-800-595-4866, or submit a signed letter of instruction requesting paperless reports to 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports calling the Fund at 1-800-595-4866, or by submitting a signed letter of instruction requesting paper reports to 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147.  If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies.  Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

Series Trust

Footprints Discover Value Fund (DVALX)

2018: Year in Review & Look Ahead

Dear Shareholder,

As we look back over 2018, our disciplined approach to capital deployment served us well as market conditions deteriorated throughout much of the latter part of the year. We remain steadfast in our optimism that we have identified a portfolio of securities, each unique with specific characteristics that adhere to our Absolute Value philosophy.

The Fund’s performance over the preceding year fell short of our standards; however, it is important to be mindful that 2018 was transitional as we completed the migration to Mutual Shareholder Services (‘MSS’). The Fund returned -16.00% (without sales charge) through November 30th compared to its benchmark, the S&P 500 Index, which returned 4.87% over the same period. Throughout 2018, the Fund maintained a historically high allocation to cash in relation to years prior; we felt comfortable holding a historically high cash position but were mindful doing so would be a drag on overall performance. Though disappointing, we feel confident in our decision as emotional factors drove the market.

Market sentiment peaked in late August followed by broad market declines throughout the remainder of the year. Coupling market sentiment with increased volatility and tax loss selling posed significant headwinds as we closed out the year. As market chaos continued, we were busy taking advantage of emotional overreactions by market participants and positioning the Fund for a bright 2019.

Looking ahead to 2019, we are confident the Fund will be well positioned. We expect the cash balance to revert to a more appropriate level as capital is deployed in new additions as well as existing Fund holdings.

To a prosperous year,

Steve

Steve Lococo

President/Founder

Portfolio Manager

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PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2018 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2018

FUND/INDEX	SINCE INCEPTION*	VALUE
Footprint Discover Value Fund (with sales load)	-20.83%	$ 7,917
Footprint Discover Value Fund (without sales load)	-16.00%	$ 8,400
S&P 500 Index	4.87%	$ 10,487

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception December 26, 2017

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2017(commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Call 1-800-595-4866 for the most current performance data.

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) is 5.75%.

The Fund imposes a 1.00% redemption fee on shares redeemed within 90 days.

The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”).  The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Fund's total annual operating expenses before fee waivers, per the December 26, 2017 prospectus, are 2.27%. After fee waivers, the Fund's total annual operating expenses are 2.00%.

2

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PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2018 (UNAUDITED)

The following chart gives a breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments as of November 30, 2018.

Sectors are based on Morningstar® classifications.

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SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018

Shares		Value

COMMON STOCKS - 39.82%

Deep Sea Foreign Transportation of Freight - 0.83%
109,318	Navios Maritime Holdings, Inc. (Greece) *	$ 32,249

Instruments for Measuring & Testing of Electricity & Electrical Signals - 4.41%
54,017	EXFO, Inc. (Canada) *	170,661

Motors & Generators - 0.01%
24	American Superconductor Corp. *	240

Oil & Gas Field Exploration Services - 4.81%
21,000	ION Geophysical Corp. *	185,850

Oil & Gas Services & Equipment - 3.27%
329,699	Western Energy Services Corp. (Canada) *	126,637

Radio & TV Broadcasting & Communications - 5.71%
131,400	Seachange International, Inc. *	220,752

Retail - Family Clothing Stores - 3.49%
99,246	Stein Mart, Inc. *	134,974

Semiconductors & Related Devices - 4.37%
12,000	Xperi Corp.	169,200

Services - Motion Picture Theaters - 4.24%
12,000	AMC Entertainment Holdings, Inc. Class A	163,800

Telephone Communications (No Radio Telephone) - 8.68%
94,000	Frontier Communications Corp. Class B *	335,580

TOTAL FOR COMMON STOCKS (Cost $2,633,612) - 39.82%		,539,943

CORPORATE BOND - 4.81%
343,000	Frontier Communications Corp., 6.875%, 1/15/2025	186,078
TOTAL FOR CORPORATE BOND (Cost $235,144) - 4.81%		186,078

MONEY MARKET FUND - 55.25%
2,136,520	First American Government Obligations Fund Class X 2.12% **	2,136,520
TOTAL FOR MONEY MARKET FUND (Cost $2,136,520) - 55.25%		2,136,520

TOTAL INVESTMENTS (Cost $5,005,276) - 99.88%		3,862,541

ASSETS IN EXCESS OF LIABILITIES, NET - 0.12%		4,630

NET ASSETS - 100.00%		$ 3,867,171

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

FOOTPRINTS DISCOVER VALUE FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2018

Assets:
Investments, at Value (Cost $5,005,276)	$ 3,862,541
Cash	500
Receivables:
Dividends and Interest	13,501
Due From Adviser	14,410
Offering Costs	1,206
Prepaid Expenses	2,105
Total Assets	3,894,263
Liabilities:
Administrative Fees	500
Chief Compliance Officer Fees	500
Distribution (12b-1) Fees	9,138
Trustee Fees	414
Transfer Agent and Accounting Fees	1,547
Other Accrued Expenses	14,993
Total Liabilities	27,092
Net Assets	$ 3,867,171

Net Assets Consist of:
Paid-In Capital	$ 4,588,484
Distributable Earnings	(721,313)
Net Assets, for 460,143 Shares Outstanding	$ 3,867,171

Net Asset Value and Offering Price Per Share	$ 8.40

Minimum Redemption Price Per Share *	$ 8.32

Maximum Offering Price Per Share **	$ 8.91

* The Fund will impose a 1.00% redemption fee if shares are sold within 90 days.

** The maximum sales charge on the sale of Fund shares is 5.75%.

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS

For the period December 26, 2017 (commencement of investment operations) through November 30, 2018

Investment Income:
Dividends	$ 22,441
Interest	46,982
Total Investment Income	69,423

Expenses:
Advisory	39,752
Transfer Agent & Accounting	17,082
Audit	12,540
Distribution (12b-1) Fees	9,938
Legal	2,977
Chief Compliance Officer	5,500
Registration	5,580
Administrative	5,500
Custody	5,876
Offering	15,102
Miscellaneous	1,820
Trustee	2,214
Printing and Mailing	1,198
Total Expenses	125,079
Advisory Fees Waived and Reimbursed	(47,390)
Net Expenses	77,689

Net Investment Loss	(8,266)

Realized and Unrealized Gain (Loss) on Investments and Written Options:
Net Realized Gain on Options Written	9,360
Net Realized Gain on Investments	420,328
Net Change in Unrealized Depreciation on Investments	(1,142,735)
Realized and Unrealized Loss on Investments and Options Written	(713,047)

Net Decrease in Net Assets Resulting from Operations	$ (721,313)

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Period Ended*
11/30/2018
Decrease in Net Assets From Operations:
Net Investment Loss	$ (8,266)
Net Realized Gain on Investments and Options Written	429,688
Net Change in Unrealized Depreciation on Investments	1,142,735)
Net Decrease in Net Assets Resulting from Operations	(721,313)

Capital Share Transactions	4,588,484

Total Increase	3,867,171

Net Assets:
Beginning of Period	-

End of Period	$ 3,867,171

* For the period December 26, 2017 (commencement of investment operations) through November 30, 2018.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

Period Ended (c)
11/30/2018

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.02)
Net Loss on Securities (Realized and Unrealized)	(1.58)
Total from Investment Operations	(1.60)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 8.40

Total Return **	(16.00)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,867
Before Waiver
Ratio of Expenses to Average Net Assets	3.14% (a)
Ratio of Net Investment Loss to Average Net Assets	(1.40)% (a)
After Waivers
Ratio of Expenses to Average Net Assets	1.95% (a)
Ratio of Net Investment Loss to Average Net Assets	(0.21)% (a)
Portfolio Turnover	154.25% (b)

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends, if any.

*** The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

(a) Annualized.

(b) Not Annualized.

(c) For the period December 26, 2017 (commencement of investment operations) through November 30, 2018.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2018 (UNAUDITED)

NOTE 1. ORGANIZATION

The Footprints Discover Value Fund (the “Fund”) is a non-diversified series of the MSS Series Trust (the “Trust”) and commenced operations on December 26, 2017.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund along with CCA Aggressive Return Fund, Fallen Angels Income Fund, and AINN Fund are the only series currently authorized by the Trustees. The investment adviser to the Fund is Footprints Asset Management & Research, Inc. (the “Advisor”).

The Fund seeks total return from capital appreciation and income.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.”

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:  The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country's rules and tax rates.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund's policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, related to uncertain tax positions taken expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period December 26, 2017 (commencement of investment operations) through November 30, 2018, the Fund did not incur any interest or penalties.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 1.00% on shares redeemed within 90 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There were no redemption fees collected by the Fund during the period December 26, 2017 (commencement of investment operations) through November 30, 2018.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, on at least an annual basis. Distributions will be recorded on the ex-dividend date.  Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for Federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for Federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for Federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the related amounts of increases and decreases in from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Advisor to apply those methods in making fair value determinations, subject to Board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed income securities (corporate bonds). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Derivative instruments (options) – Derivative transactions that are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date. If the last sales price is not available then the options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments – Short-term investments are valued using amortized cost, which approximates fair value. These securities will be categorized Level 1 of the fair value hierarchy.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 1,539,943	$ -	$ -	$ 1,539.943
Corporate Bond	-	186,078		186,078
Money Market Fund	2,136,520	-	-	2.136,520
Total	$ 3,676,463	$ 186,078	$ -	$ 3,862,541

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets or liabilities during the period December 26, 2017 (commencement of investment operations) through November 30, 2018. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: The Advisor serves as investment advisor to the Fund pursuant to a management agreement with the Trust (the “Agreement”).  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund during the term of the Agreement. For the period December 26, 2017 (commencement of investment operations) through November 30, 2018, the Fund incurred advisory fees of $39,752.  During the same period, the Advisor waived advisory fees of $39,752 and reimbursed the Fund additional expenses of $7,638.  As of November 30, 2018, the Advisor owed the Fund $14,410 for waived advisory fees in connection with the Expense Limitation Agreement.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

The Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.95% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (three years from the date that the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days' written notice to the Advisor.

Recoverable Through	Amount Recoverable
November 30, 2021	$ 47,390

An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC (“MSS”), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for the transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The fund accounting fees range from $22,200 to $70,450 depending on the average net assets of the Fund.  The Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million.  For the period December 26, 2017 (commencement of investment operations) through November 30, 2018, MSS earned $17,082 from the Fund for transfer agent and accounting services.  As of November 30, 2018, the Fund owes MSS $1,547 for transfer agent and accounting services.

The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”) which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the period December 26, 2017 (commencement of investment operations) through November 30, 2018 the Fund paid Empirical $11,000 for these services.  As of November 30, 2018, the Fund owed Empirical $1,000.

UNDERWRITER FEES: Arbor Court Capital, LLC (the “Underwriter”) acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of Mutual Shareholder Services (“MSS”).  Mr. Getts is the president and owner of the Underwriter.  For the period December 26, 2017 (commencement of investment operations) through November 30, 2018, the Underwriter earned $800 for its services.  As of November 30, 2018, the Fund owed the Underwriter $100.

DISTRIBUTION FEES: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits the Fund to pay the Advisor for certain distribution and

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets.  The Plan is a compensation style plan which means the Fund accrues expenses and pays the Advisor based upon the percentage described above rather than on actual expenses incurred by the Advisor.

Subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities related to the distribution of the Shares of each Fund, which activities may include, but are not limited to, the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of Fund Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Fund Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Fund Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Fund Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating this Plan.  The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  For the period December 26, 2017 (commencement of investment operations) through November 30, 2018, the Fund incurred distribution fees under the Plan of $9,938.

NOTE 5. BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value.  Paid in capital as of November 30, 2018 was $4,588,484.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

Transactions in shares of beneficial interest were as follows:

	For the period December 26, 2017 (commencement of investment operations) through November 30, 2018
	Shares	Capital
Shares sold	488,150	$ 4,869,526
Shares redeemed	(28,007)	(281,042)
Net Increase	460,143	$ 4,588,484

NOTE 6. DERIVATIVE TRANSACTIONS

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities, which require that the Fund disclose: a) how and why an entity uses derivative instruments and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Advisor consistently assesses the value of existing positions in the Fund.  Generally, the Advisor exercises patience when fundamentals are stable but prices volatile.  The adviser may at times write covered call options on a small portion of existing common stock positions in the Fund to generate premium. The Fund may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.  The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

As of November 30, 2018, no financial derivative instruments were outstanding.

For the period December 26, 2017 (commencement of investment operations) through November 30, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation on:	Equity Contracts	Total
Written Options	$ -	$ -
Net realized gain (loss) on:	Equity Contracts	Total
Written Options	$ 9,360	$ 9,360

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

The previously disclosed information on the derivative instruments effect on the Statement of Operations for the period December 26, 2017 (commencement of investment operations) through November 30, 2018, serve as indicators of the volume of financial derivatives activity for the Fund.  The following table indicates the average volume for the period:

Average notional value of – Options written  - $ 10,206

NOTE 7. INVESTMENT TRANSACTIONS

For the period December 26, 2017 (commencement of investment operations) through November 30, 2018, purchases and sales of investment securities other than U.S. Government Obligations, short-term investments, options, and securities sold short aggregated $5,971,837 and $3,530,873, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 9. TAX MATTERS

At November 30, 2018, the cost of investments for federal income tax purposes was $5,005,276 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 1,277
Unrealized depreciation	(1,144,012)
Net unrealized depreciation	$ (1,142,735)

As of November 30, 2018 the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation

$ (1,142,735)

Undistributed ordinary income

                         421,422

Distributable earnings

$    (721,313)

For the period December 26, 2017 (commencement of investment operations) through November 30, 2018 no distributions were made.

NOTE 10.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued ASU No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NOTE 11.  SUBSEQUENT EVENTS

On December 27, 2018, the Fund paid a short-term capital gain distribution of $0.9179 per share, for a total distribution of $424,108.

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. Management has evaluated subsequent events through the issuance of these financial statements and has noted no further events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of Footprints Discover Value Fund, a series of MSS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Footprints Discover Value Fund (the “Fund”), a series of MSS Series Trust, including the schedule of investments in securities, as of November 30, 2018 and the related statement of operations and the statement of changes in net assets for the period December 26, 2017 (commencement of investment operations) through November 30, 2018, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the period December 26, 2017 (commencement of investment operations) through November 30, 2018.  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Footprints Discover Value Fund , a series of MSS Series Trust as of November 30, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the period December 26, 2017 (commencement of investment operations) through November 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements and the financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of November 30, 2018, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018

Abington, Pennsylvania

January 23, 2019

FOOTPRINTS DISCOVER VALUE FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2018 (UNAUDITED)

Expense Example

As a shareholder of the Footprints Discover Value Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; transaction fees such as redemption fees, sales loads and ongoing costs; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2018 through November 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2018	November 30, 2018	June 1, 2018 to November 30, 2018

Actual	$ 1,000.00	$ 847.63	$ 9.03
Hypothetical
(5% Annual Return before expenses)	$ 1,000.00	$ 1,015.29	$ 9.85

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2018 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-328-5468 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on the last day of February and August. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-328-5468.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-877-328-5468.

FOOTPRINTS DISCOVER VALUE FUND

TRUSTEES AND OFFICERS

NOVEMBER 30, 2018 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	4	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	4	None

1The “Fund Complex” consists of the MSS Series Trust.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	4	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President/owner of the Fund’s transfer agent, fund accountant, and distributor.

2The “Fund Complex” consists of the MSS Series Trust.

Each non-interested Trustee receives $300 per quarterly meeting attended.

Board of Trustees

Paul Rode

Michael Young

Gregory Getts

Investment Advisor

Footprints Asset Management & Research, Inc.

11422 Miracle Hills Drive, Suite 208

Omaha, NE 68154

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Arbor Court Capital, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of The Footprint Discover Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2018

$ 11,500

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2018

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2018

$ 1,800

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2018

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2018

$ 1,800

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date: February 7, 2019

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: February 7, 2019